CALVERT WORLD VALUES FUND, INC.

1825 Connecticut Ave. NW, Suite 400

Washington, DC 20009

Telephone: (202) 238-2200

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Calvert World Values Fund, Inc. (the “Registrant”) (1933 Act File No. 033-45829) certifies (a) that the forms of prospectuses and statements of additional information dated February 1, 2022 used with respect to the following series of the Registrant do not differ from those contained in Post-Effective Amendment No. 68 (“Amendment No. 68”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 68 was filed electronically with the Securities and Exchange Commission (Accession No. 0000940394-22-000085) on January 28, 2022:

Calvert Emerging Markets Advancement Fund

Calvert Emerging Markets Equity Fund

Calvert International Equity Fund

Calvert International Opportunities Fund

Calvert Mid-Cap Fund

CALVERT WORLD VALUES FUND, INC.

By: /s/ Deidre E. Walsh

Deidre E. Walsh

Secretary

Date: February 2, 2022